CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
REVENUE	$ 591	$ 17,261	$ 699	$ 18,292
RESEARCH AND DEVELOPMENT EXPENSES	3,719	4,646	6,505	13,489
GENERAL AND ADMINISTRATIVE EXPENSES	1,034	1,385	2,211	2,642
OPERATING INCOME (LOSS)	(4,162)	11,230	(8,017)	2,161
FINANCIAL INCOME, net	481	380	609	641
NET INCOME (LOSS) FOR THE PERIOD	$ (3,681)	$ 11,610	$ (7,408)	$ 2,802
BASIC EARNINGS (LOSS) PER ORDINARY SHARE	$ (1.13)	$ 4.17	$ (2.42)	$ 1.01
DILUTED EARNINGS (LOSS) PER ORDINARY SHARE	$ (1.13)	$ 4.17	$ (2.42)	$ 1.01
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC EARNINGS (LOSS) PER SHARE	3,270,543	2,785,787	3,056,125	2,785,787
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF DILUTED EARNINGS (LOSS) PER SHARE	3,270,543	2,785,787	3,056,125	2,785,787